Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Components Of Fixed Assets
The components of fixed assets are as follows:

December 31,
(In millions of dollars)	2012	2011
Furniture and equipment	$1,168	$1,101
Land and buildings	412	405
Leasehold and building improvements	811	767
	2,391	2,273
Less-accumulated depreciation and amortization	(1,582)	(1,469)
	$809	$804

Basic Earnings per Share Calculation for Continuing Operations

Basic EPS Calculation - Continuing Operations
(In millions, except per share figures)	2012	2011	2010
Net income from continuing operations	$1,204	$982	$565
Less: Net income attributable to non-controlling interests	25	22	16
Net income from continuing operations attributable to the Company	1,179	960	549
Less: Portion attributable to participating securities	2	6	6
Net income attributable to common shares for basic earnings per share	$1,177	$954	$543
Basic weighted average common shares outstanding	544	542	540

Schedule of Earnings per Share for Net Income

Basic EPS Calculation - Net Income
(In millions, except per share figures)	2012	2011	2010
Net income attributable to the Company	$1,176	$993	$855
Less: Portion attributable to participating securities	2	6	11
Net income attributable to common shares for basic earnings per share	$1,174	$987	$844
Basic weighted average common shares outstanding	544	542	540

Diluted Earnings per Share for Continuing Operations

Diluted EPS Calculation - Continuing Operations
(In millions, except per share figures)	2012	2011	2010
Net income from continuing operations	$1,204	$982	$565
Less: Net income attributable to non-controlling interests	25	22	16
Net income from continuing operations attributable to the Company	1,179	960	549
Less: Portion attributable to participating securities	2	6	6
Net income attributable to common shares for diluted earnings per share	$1,177	$954	$543
Basic weighted average common shares outstanding	544	542	540
Dilutive effect of potentially issuable common shares	8	9	4
Diluted weighted average common shares outstanding	552	551	544
Average stock price used to calculate common stock equivalents	$33.10	$29.40	$23.76

Schedule of Diluted Earnings per Share for Net Income

Diluted EPS Calculation - Net Income
(In millions, except per share figures)	2012	2011	2010
Net income attributable to the Company	$1,176	$993	$855
Less: Portion attributable to participating securities	2	6	11
Net income attributable to common shares for diluted earnings per share	$1,174	$987	$844
Basic weighted average common shares outstanding	544	542	540
Dilutive effect of potentially issuable common shares	8	9	4
Diluted weighted average common shares outstanding	552	551	544
Average stock price used to calculate common stock equivalents	$33.10	$29.40	$23.76